INCOME TAXES - Recognized deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	$ 591,475	$ 693,424	$ 666,808
Set off of tax	(591,475)	(693,424)	(666,808)
Recognized deferred tax liabilities	(591,475)	(693,424)	(666,808)
Set off of tax	591,475	693,424	666,808
Investment tax credits
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	464,888	464,888	464,888
Set off of tax	(464,888)	(464,888)	(464,888)
Recognized deferred tax liabilities	(464,888)	(464,888)	(464,888)
Set off of tax	464,888	464,888	464,888
Capital assets
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	3,376	4,287	7,392
Set off of tax	(3,376)	(4,287)	(7,392)
Recognized deferred tax liabilities	(3,376)	(4,287)	(7,392)
Set off of tax	3,376	4,287	7,392
Lease liability
Recognized Deferred Tax Assets and Liabilities
Recognized deferred tax assets	123,211	224,249	194,528
Set off of tax	123,211	224,249	194,528
Right of use asset
Recognized Deferred Tax Assets and Liabilities
Set off of tax	(123,211)	(224,249)	(194,528)
Recognized deferred tax liabilities	$ (123,211)	$ (224,249)	$ (194,528)